[THE AMERICAN FUNDS GROUP(R)]

AMERICAN BALANCED FUND

[cover:  illustration of wheat field]

1999 SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30


American Balanced Fund(r) seeks conservation of capital, current income, and long-term growth of both capital and income by investing in stocks and fixed-income securities. It is managed as though it constitutes the complete investment program of the prudent investor.

American Balanced Fund is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For more than six decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended June 30, 1999, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods - 10 years: +220.35%, or +12.35% a year; 5 years: +105.10%, or +15.45% a year; 12 months: +7.47%. Sales charges are lower for accounts of $50,000 or more. The fund's 30-day yield as of July 31, 1999, calculated in accordance with the Securities and Exchange Commission formula, was 3.50%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.



FELLOW SHAREHOLDERS:

The stock market continued to register strong gains during the first six months of 1999. Bond prices, which in recent years have followed stocks higher, had a different fate. The prices of fixed-income securities fell as fears of possible inflation pushed interest rates higher.

In this mixed environment, American Balanced Fund earned a total return of 8.9% for the six months ended June 30, outpacing the Lipper Balanced Funds Index, which had a 6.2% return. The fund's results assume you reinvested your income dividends of 28 cents a share as well as the capital gain distribution of 19.1 cents a share paid during the period. The U.S. stock market, as measured by the unmanaged Standard & Poor's 500 Stock Composite Index, rose 12.4% while investment-grade bonds, as measured by the unmanaged Lehman Brothers Aggregate Bond Index, declined 1.4%.

[Begin pull quote]
DURING THE SECOND QUARTER OF 1999, THE SOURCES OF THE INDEX'S STRENGTH BROADENED AND MORE STOCKS ROSE IN PRICE.
[End pull quote]


A BROADENING MARKET

In recent reports we have noted that the S&P 500's gains have been powered by a small number of very large, highly valued stocks with low yields. During the second quarter of 1999, the sources of the index's strength broadened and more stocks rose in price. In the first quarter 221 stocks in the S&P 500 rose and 167 beat the index itself, while in the second quarter 389 stocks had positive results and 299 outperformed the index.

As the market broadened, some sectors which had previously lagged gained ground. The stocks of oil, metals and paper products companies rose in price. The fund had significant exposure in these areas and benefited from their gains. A year ago, many of these same industries were suffering from the economic slowdown in Asia that caused exports to the region to drop sharply. As the Asian economies have regained momentum in recent months, demand has picked up and commodity prices have firmed.

Other stocks benefited greatly from the market's continued upward movement. Two of the fund's largest holdings at the beginning of the period, Hewlett-Packard, the largest, and IBM, the 10th-largest, registered substantial gains during the six months. Hewlett-Packard gained 47.1% and IBM rose 40.0%. Nokia, the Finnish telecommunications company, also rose sharply, up 52.1%, and Alcoa was up 65.9%.

While cyclical stocks were strong, stocks less tied to the growth of the economy, such as health care and food companies, lagged the overall market. The fund took advantage of this weakness to increase its holdings in the food industry from 0.9% of assets to 2.1% at period-end.


THE BOND MARKET SLIPS

The U.S. economy's continued growth, while good for stocks, wasn't welcome news in the bond market. Investors, concerned that inflationary pressures were building, began anticipating higher interest rates. Amid these concerns, bond prices, which move counter to interest rates, fell. Similar concerns about the strong economy caused the Federal Reserve Board to raise short-term interest rates 0.25% on June 30, the last day of this reporting period.

While all segments of the bond market suffered as interest rates rose, the prices of high-quality corporate securities declined more slowly than the prices of comparable U.S. Treasuries. This reversed last year's pattern when Treasuries, which make up the largest portion of American Balanced Fund's fixed-income holdings, far outpaced virtually all parts of the bond market. The Asian economic crisis had prompted investors around the globe to move their assets into U.S. Treasury bonds, considered by many to be the world's safest investment. During this "flight to quality," investors bid up the prices of Treasury bonds. As the Asian crisis subsided and U.S. economic growth continued, sentiment shifted again. For example, demand for corporate fixed-income securities, which make up 12% of the fund's portfolio and 39% of the fund's bond holdings, increased relative to demand for Treasuries. As a result, the difference in yields between corporate securities and Treasuries moved close to its 1998 level.

It is American Balanced Fund's policy to maintain at all times between 50% and 75% of its assets invested in equities. At the end of this fiscal period, 58% of the fund's portfolio was invested in stocks and 32% in bonds, with the remainder in cash and equivalents. This position is essentially unchanged from the beginning of the year and reflects our moderately cautious outlook due to continued high equity valuations. Common stocks, as measured by the S&P 500, have compounded at 27.8% annually for the past five years. We believe this level of return is not sustainable over the long term.

During the period the number of shareholder accounts grew by almost 7%. We welcome all our new shareholders and look forward to reporting to you again in six months.

Cordially,

/s/Walter P. Stern       /s/Robert G. O'Donnell
Walter P. Stern          Robert G. O'Donnell
Chairman of the Board President
August 12, 1999


American Balanced Fund, Inc.
TEN LARGEST EQUITY HOLDINGS              Percent of Net Assets
U S WEST                                               1.34
Sara Lee                                               1.25
Bank of America                                        1.24
Phillips Petroleum                                     1.22
May Department Stores                                  1.22
York International                                     1.14
Allstate                                               1.13
Kerr-McGee                                             1.10
Genuine Parts                                          1.10
J.C. Penney                                            1.07

[begin pie chart]
INVESTMENT MIX BY SECURITY TYPE

Common Stocks                                          58%
Government Bonds                                       19%
Corporate Bonds                                        12%
Convertible Debentures & Preferred Stock                1%
Short-Term Securities & Cash Equivalents               10%
[end pie chart]




American Balanced Fund, Inc.
Investment Portfolio, June 30, 1999                             unaudited

                                                                Number of  Market ValuPercent of
COMMON STOCKS                                                       Shares       (000)Net Assets
--------------------------------------------                ------------------------------------
Energy

Energy Sources  -  5.53%
Ashland Inc.                                                      1,000,000     40,125     .63
Kerr-McGee Corp.                                                  1,400,000     70,262    1.10
Murphy Oil Corp.                                                  1,067,400     52,102     .82
Phillips Petroleum Co.                                            1,550,000     77,984    1.22
Texaco Inc.                                                         650,000     40,625     .64
Ultramar Diamond Shamrock Corp.                                   1,800,000     39,262     .62
Valero Energy Corp.                                               1,500,000     32,156     .50

Utilities: Electric & Gas  -  2.59%
Carolina Power & Light Co.                                          750,000     32,109     .50
Central and South West Corp.                                      2,000,000     46,750     .73
Constellation Energy Group, Inc. (formerly Baltimore              1,800,000     53,325     .84
 Gas and Electric Co.)
FPL Group, Inc.                                                     600,000     32,775     .52
                                                                           ---------------------
                                                                               517,475    8.12
                                                                           ---------------------

Materials

Chemicals  -  3.38%
Hercules Inc.                                                       575,000     22,605     .35
Mallinckrodt Inc.                                                 1,150,000     41,831     .66
Millennium Chemicals Inc.                                         2,250,000     53,016     .83
Monsanto Co.                                                      1,000,000     39,437     .62
PPG Industries, Inc.                                                635,800     37,552     .59
Witco Corp.                                                       1,050,000     21,000     .33

Forest Products & Paper  -  2.92%
Georgia-Pacific Corp., Timber Group                                 700,000     17,675     .28
International Paper Co.                                           1,150,000     58,075     .91
Louisiana-Pacific Corp.                                           1,086,000     25,793     .40
Sonoco Products Co.                                               1,000,000     29,938     .47
Weyerhaeuser Co.                                                    800,000     55,000     .86

Metals: Nonferrous  -  0.57%
Alcoa Inc. (formerly Aluminum Co. of America)                       583,300     36,092     .57

Metals: Steel  -  0.32%
Allegheny Teledyne Inc.                                             900,000     20,363     .32
                                                                           ---------------------
                                                                               458,377    7.19
                                                                           ---------------------

Capital Equipment

Aerospace & Military Technology  -  0.76%
Boeing Co.                                                          600,000     26,513     .42
United Technologies Corp.                                           300,000     21,506     .34

Data Processing & Reproduction  -  2.33%
Computer Associates International, Inc.                             500,000     27,500     .43
Hewlett-Packard Co.                                                 625,000     62,812     .99
International Business Machines Corp.                               450,000     58,162     .91

Electrical & Electronic  -  2.10%
Emerson Electric Co.                                                400,000     25,150     .39
Nokia Corp., Class A (ADR)                                          400,000     36,625     .57
York International Corp.                                          1,700,000     72,781    1.14

Electronic Components  -  0.85%
Corning Inc.                                                        600,000     42,075     .66
Intel Corp.                                                         200,000     11,900     .19

Energy Equipment  -  1.00%
Schlumberger Ltd.                                                 1,000,000     63,687    1.00

Industrial Components  -  2.69%
Dana Corp.                                                          900,000     41,456     .65
Eaton Corp.                                                         650,000     59,800     .94
Genuine Parts Co.                                                 2,000,000     70,000    1.10

Machinery & Engineering  -  1.14%
Caterpillar Inc.                                                    550,000     33,000     .52
Deere & Co.                                                       1,000,000     39,625     .62
                                                                           ---------------------
                                                                               692,592   10.87
                                                                           ---------------------

Consumer Goods

Automobiles  -  0.91%
Nissan Motor Co., Ltd.                                            5,749,000     27,469     .43
Suzuki Motor Corp.                                                1,900,000     30,235     .48

Beverages & Tobacco  -  3.06%
Imperial Tobacco Ltd.                                             3,500,000     38,171     .60
Nabisco Group Holdings Corp. (formerly RJR Nabisco                1,800,000     35,213     .55
 Holdings Corp.)
Philip Morris Companies Inc.                                      1,450,000     58,272     .91
R.J. Reynolds Tobacco Holdings, Inc.                                950,000     29,925     .47
UST Inc.                                                          1,150,000     33,638     .53

Food & Household Products  -  2.13%
General Mills, Inc.                                                 700,000     56,262     .88
Sara Lee Corp.                                                    3,500,000     79,406    1.25

Health & Personal Care  -  1.96%
AstraZeneca PLC (ADR) (formerly Astra AB)                         1,009,000     39,540     .62
Eli Lilly and Co.                                                   400,000     28,650     .45
Pfizer Inc                                                          200,000     21,950     .34
Warner-Lambert Co.                                                  500,000     34,688     .55

Recreation & Other Consumer Products  -  0.87%
Pennzoil-Quaker State Co.                                         2,122,600     31,839     .50
Stanley Works                                                       725,000     23,336     .37

Textiles & Apparel  -  0.72%
NIKE, Inc., Class B                                                 725,000     45,901     .72
                                                                           ---------------------
                                                                               614,495    9.65
                                                                           ---------------------

Services

Broadcasting & Publishing  -  1.46%
Gannett Co., Inc.                                                   787,900     56,236     .88
New York Times Co., Class A                                       1,000,000     36,812     .58

Business & Public Services  -  2.61%
Browning-Ferris Industries, Inc.                                    700,000     30,100     .47
Electronic Data Systems Corp.                                       450,000     25,453     .40
IKON Office Solutions, Inc.                                       3,200,000     48,000     .75
United HealthCare Corp.                                             600,000     37,575     .59
Waste Management, Inc.                                              475,000     25,531     .40

Merchandising  -  3.31%
Albertson's, Inc.                                                 1,260,000     64,969    1.02
J.C. Penney Co., Inc.                                             1,400,000     67,987    1.07
May Department Stores Co.                                         1,900,000     77,662    1.22

Telecommunications  -  1.88%
AT&T Corp.                                                          115,400      6,441     .10
GTE Corp.                                                           369,800     28,012     .44
U S WEST, Inc.                                                    1,450,000     85,187    1.34

Transportation: Rail & Road  -  0.85%
Norfolk Southern Corp.                                            1,800,000     54,225     .85
                                                                           ---------------------
                                                                               644,190   10.11
                                                                           ---------------------

Finance

Banking  -  2.50%
Bank of America Corp. (formerly BankAmerica Corp.)                1,075,000     78,811    1.24
Bank of Tokyo-Mitsubishi, Ltd. (ADR)                              1,300,000     18,931     .30
Fleet Financial Group, Inc.                                         650,000     28,844     .45
Sakura Bank, Ltd.                                                 3,000,000     11,383     .18
Washington Mutual, Inc.                                             600,000     21,225     .33

Financial Services  -  1.00%
Household International, Inc.                                     1,350,000     63,956    1.00

Insurance  -  3.73%
Aetna Inc.                                                          550,000     49,191     .77
Allstate Corp.                                                    2,000,000     71,750    1.13
American General Corp.                                              650,000     48,994     .77
Enhance Financial Services Group Inc.                               367,306      7,254     .11
Lincoln National Corp.                                              600,000     31,388     .49
Royal & Sun Alliance Insurance Group PLC                          3,300,000     29,593     .46

Real Estate  -  1.44%
Apartment Investment and Management Co., Class A                    550,000     23,513     .37
Equity Residential Properties Trust                                 600,000     27,038     .42
Spieker Properties, Inc.                                          1,050,000     40,819     .65
                                                                           ---------------------
                                                                               552,690    8.67
                                                                           ---------------------

Miscellaneous

Multi-Industry  -  0.38%
Dover Corp.                                                         700,000     24,500     .38
                                                                           ---------------------

Miscellaneous - 2.81%
Other common stocks in initial period of acquisition                           179,196    2.81
                                                                           ---------------------

Total Common Stocks                                                          3,683,515   57.80
                                                                           ---------------------


                                                                 Shares or
CONVERTIBLE SECURITIES AND PREFERRED STOCK                  Principal Amount
                                                            ------------------------------------
Services

Transportation: Rail & Road  -  0.02%
Union Pacific Capital Trust TIDES 6.25% convertible                  30,000      1,541     .02
 preferred (1)
                                                                           ---------------------

Finance

Banking - 0.12%
NB Capital Corp. 8.35% exchangeable depositary                      300,000      7,594     .12

Financial Services  -  0.92%
Bell Atlantic Financial Services, Inc. 5.75%, convertible    $    10,000,00     10,050     .16
 debentures, 2003 (1)
Bell Atlantic Financial Services, Inc. 4.25% convertible          8,000,000      8,180     .13
 debentures 2005 (1)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative        15,000,000 shar     14,108     .22
 preferred (1)
Fuji JGB Investment LLC, Series A, 9.87% noncumulative            6,500,000      5,688     .09
 preferred (1)
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative3,150,000 share      2,630     .04
 preferred (1)
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulati     19,425,000     17,920     .28
 preferred (1)

Insurance  -  0.14%
Aetna Inc., Class C, 6.25% convertible preferred                    125,000      9,281     .14

Real Estate - 0.19%
ProLogis Trust, Series D, 7.92% preferred                           500,000     12,000     .19
                                                                           ---------------------
                                                                                87,451    1.37
                                                                           ---------------------
Miscellaneous

Multi-Industry  -  0.13%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed              370,000      7,770     .13
 perpetual capital securities (1)
                                                                           ---------------------

Total Convertible Securities and Preferred Stock                                96,762    1.52
                                                                           ---------------------
Total Equity Securities (cost: $2,989,822,000)                               3,780,277   59.32
                                                                           ---------------------



                                                            Principal Amount
BONDS AND NOTES                                                       (000)
                                                            ----------------

Industrials  -  3.62%
Ceridian Corp. 7.25% 2004 (1)                                         4,750      4,747     .07
Columbia/HCA Healthcare Corp. 7.15% 2004                              4,000      3,770     .06
Conoco Inc. 6.35% 2009                                                5,000      4,799     .08
Deere & Co. 8.95% 2019                                                7,330      8,014     .13
Delphi Automotive Systems Corp. 7.125% 2029                           5,000      4,619     .07
Freeport-McMoRan Copper & Gold Inc. 7.50% 2006                        4,000      2,992
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                       12,500      9,390     .20
Hearst-Argyle Television, Inc. 7.00% 2018                             7,500      6,823     .11
Hutchison Whampoa Finance (CI) Ltd., Series D,                       10,000      9,389     .15
 6.988% 2037 (1)
Hyundai Semiconductor America, Inc. 8.625% 2007 (1)                  11,025      8,796     .14
Inco Ltd. 9.60% 2022                                                  5,000      4,857     .08
J. C. Penney Co., Inc. 7.60% 2007                                     3,200      3,250
J. C. Penney Co., Inc. 7.95% 2017                                    11,000     11,195     .28
J. C. Penney Co., Inc. 8.25% 2022                                     3,000      3,006
Koninklijke Philips Electronics NV 7.20% 2026                         7,500      7,690     .12
Liberty Media Corp., 7.875% 2009 (1)                                  6,000      5,964     .09
Magma Copper Co. 8.70% 2005                                           4,000      4,177     .07
May Department Stores Co. 9.875% 2021                                 6,500      7,114     .11
News America Holdings Inc. 7.43% 2026                                10,000      9,998     .16
Norcen Energy Resources Ltd. 7.375% 2006                              5,000      4,889     .08
OXYMAR 7.50% 2016 (1)                                                 6,000      4,987     .08
Pan Pacific Industrial Investments PLC 0% 2007 (1)                   25,000     12,387     .19
PDVSA Finance Ltd. 9.75% 2010 (1)                                     2,500      2,439
PDVSA Finance Ltd. 7.40% 2016                                        12,000      9,168     .18
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)                    4,000      3,090     .05
Pioneer Natural Resources Co. 7.20% 2028                              4,075      2,938     .05
Reliance Industries Ltd. 10.50% 2046 (1)                              1,500      1,275
Reliance Industries Ltd., Series B, 10.25% 2097                       5,000      4,003     .08
Royal Caribbean Cruises Ltd. 7.00% 2007                               7,000      6,775     .11
Samsung Electronics Co., Ltd. 7.45% 2002 (1)                          2,000      1,928     .03
Scotia Pacific Co. LLC, Timber Collateralized Notes,                  6,524      6,002
 Series B, Class A-1, 6.55% 2028
Scotia Pacific Co. LLC, Timber Collateralized Notes,                  3,750      2,756     .13
 Series B, Class A-3, 7.71% 2028
Sotheby's Holdings, Inc. 6.875% 2009                                  3,000      2,795     .04
TCI Communications, Inc. 8.75% 2015                                   4,000      4,532     .07
Time Warner Inc. 9.125% 2013                                          3,000      3,396
Time Warner Inc. 7.25% 2017                                           5,000      4,813     .21
Time Warner Inc. 6.85% 2026                                           4,825      4,797
TRW Inc. 7.125% 2009 (1)                                              9,000      8,741     .14
Union Pacific Resources Group, Inc. 7.30% 2009                        6,200      5,967     .09
USX Corp. 6.65% 2006                                                  2,500      2,401     .04
Wharf International Finance Ltd., Series A, 7.625% 2007              11,500     10,096     .13
                                                                           ---------------------
                                                                               230,765    3.62
                                                                           ---------------------


Electric Utilities -  0.63%
Commonwealth Edison Co. 9.875% 2020                                  11,000     12,511     .20
Edison Mission Energy 7.73% 2009 (1)                                  3,000      3,033     .05
Israel Electric Corp. Ltd. 7.75% 2009 (1)                            13,500     13,358
Israel Electric Corp. Ltd. 7.75% 2027 (1)                             7,500      6,690     .31
Transener SA 9.25% 2008 (1)                                           3,050      2,581     .04
United Utilities PLC 6.875% 2028                                      2,000      1,751     .03
                                                                           ---------------------
                                                                                39,924     .63
                                                                           ---------------------

Gas Utilities  -  0.04%
Energen Corp., Series B, 7.125% 2028                                  2,500      2,259     .04
                                                                           ---------------------

Telephone  -  0.33%
Cable & Wireless Communications PLC 6.625% 2005                       7,000      6,884
Cable & Wireless Communications PLC 6.75% 2008                        5,000      4,837     .18
Sprint Capital Corp. 6.875% 2028                                      2,500      2,267     .04
U S WEST Capital Funding, Inc. 6.50% 2018                             8,250      7,392     .11
                                                                           ---------------------
                                                                                21,380     .33
                                                                           ---------------------


Transportation  -  1.07%
Airplanes Pass Through Trust, pass-through certificates,              7,331      7,092     .11
 Series 1, Class C, 8.15%  2019 (2)
Alameda Corridor Transportation Authority, Series D,                  7,220      6,919     .11
 5.67% 2005
Continental Airlines, Inc., pass-through certificates,                3,000      2,978
 Series 1998-3, Class C-2, 7.25% 2005 (2)
Continental Airlines, Inc., pass-through certificates,                5,000      4,698
 Series 1998-3, Class A-2, 6.32% 2008 (2)
Continental Airlines, Inc., pass-through certificates,                1,860      1,917     .29
 Series 1996-2B, 8.56% 2014 (2)
Continental Airlines, Inc., pass-through certificates,                2,500      2,450
 Series 1997-4A, 6.90% 2018 (2)
Continental Airlines, Inc., pass-through certificates,                7,000      6,648
 Series 1999-1, Class B, 6.795% 2020 (2)
Delta Air Lines, Inc., pass-through certificates,                     1,500      1,688
 Series 1992-A2, 9.20% 2014 (2)
Delta Air Lines, Inc., pass-through certificates,                     5,000      6,091     .13
 Series 1993-A2, 10.50% 2016 (2)
Jet Equipment Trust, Series 1995-B, Class B, 7.83%                    7,268      7,277
 2015 (1) (2)
Jet Equipment Trust, Series 1995-A, Class B, 8.64%                    4,562      4,836     .18
 2015 (1) (2)
United Air Lines, Inc. 10.67% 2004                                    5,000      5,647
United Air Lines, Inc., pass-through certificates,                    5,965      6,330     .26
 Series 1995-A1, 9.02% 2012 (2)
United Air Lines, Inc., pass-through certificates,                    4,000      4,321
 Series 1995-A2, 9.56% 2018 (2)
USAir, Inc., Class A, 6.76% 2009                                      6,894      6,562     .10
                                                                           ---------------------
                                                                                75,454    1.18
                                                                           ---------------------


Financial  -  2.35%
AB Spintab 7.50% (undated) (1,3)                                      2,600      2,532     .04
Abbey National PLC 6.70% (undated) (3)                                5,000      4,749     .07
Ahmanson Capital Trust I capital securities, Series A,                4,000      4,065     .06
 8.36% 2026 (1)
Bank of Nova Scotia 5.25% Eurodollar Note (undated) (3)               4,000      3,120     .05
Bank of Scotland 7.00% 2049 (1,3)                                     4,225      4,039     .06
BankAmerica Corp. 5.875% 2009                                         7,500      6,886     .11
Bankers Trust New York Corp. 6.70% 2007                               4,000      3,862     .06
Banque Nationale de Paris 5.7987% (undated) (3)                       3,000      2,886     .05
BHP Finance Ltd. 8.50% 2012                                           2,500      2,716
BHP Finance Ltd. 6.75% 2013                                          10,000      9,318     .19
Canadian Imperial Bank of Commerce 5.25% Eurodollar                   1,600      1,236     .02
 Note (undated) (3)
Capital One Bank 7.15% 2006                                          10,000      9,796     .15
Chase Capital I, Capital Securities, Series A, 7.67% 2026             2,500      2,413     .04
Den Norske CreditBank 5.3125% (undated) (3)                           3,000      2,280     .04
Dime Bancorp, Inc. 6.375% 2001                                        2,500      2,497     .04
Fleet Capital Trust 6.1763% 2028 (3)                                  3,500      3,516     .06
Ford Motor Credit Company 5.80% 2009                                  5,850      5,346     .08
Fuji International Finance (Bermuda) Trust, Fuji Bank, Ltd.           8,000      6,680     .10
 7.30% Eurodollar Note (undated) (3)
Household Finance Corp. 6.40% 2008                                    7,000      6,652     .10
HSBC Holdings PLC 7.50% 2009                                          6,000      6,033
HSBC Americas Inc. 7.808% 2026 (1)                                    2,500      2,410     .14
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                            850        786     .01
Lindsey Morden Group Inc., Series B, 7.00% 2008 (1)           C$       8,00      5,063     .08
MBNA Corp., MBNA Capital A, Series A, 8.278% 2026                    11,600     10,710     .17
Midland Bank PLC 5.75% Eurodollar Note (undated) (3)                  4,000      3,243     .05
National Westminster Bank PLC 7.75% (undated) (3)                    10,000      9,933     .16
Newcourt Credit Group 6.875% 2005 (1)                                 6,000      5,872     .09
Providian National Bank 6.65% 2004                                    5,000      4,834     .08
Riggs National Corp. 8.875% 2027 (1)                                  2,000      1,939     .03
Washington Mutual Capital I, subordinated capital                     4,050      4,093     .06
 income securities 8.375% 2027
Zurich Capital Trust I, Capital Securities 8.376% 2037 (1)           10,000     10,172     .16
                                                                           ---------------------
                                                                               149,677    2.35
                                                                           ---------------------
Real Estate  -  0.63%
EOP Operating LP 6.625% 2005                                          4,500      4,341
EOP Operating LP 7.25% 2018                                           2,000      1,835     .12
ERP Operating LP 7.95% 2002                                           1,500      1,542
Irvine Apartment Communities, LP 7.00% 2007                           2,500      2,273     .04
ProLogis Trust 7.05% 2006                                             4,000      3,852     .06
SocGen Real Estate Co. LLC, Series A, 7.64%/8.406%                   28,000     26,422     .41
 (undated) (1,4)
                                                                           ---------------------
                                                                                40,265     .63
                                                                           ---------------------

Collateralized Mortgage/Asset-Backed Obligations (2)
- 3.12%
Chase Commercial Mortgage Securities Corp., Series 1998-2,            6,000      5,780
 Class A-2, 6.39% 2030
Chase Commercial Mortgage Securities Corp., Series 1998-2,            2,500      2,135     .12
 Class E, 6.39% 2030
ComEd Transitional Funding Trust, Transitional Funding Trust          7,500      7,038     .11
 Note, Series 1998-1, Class A-6, 5.63% 2009
Commercial Mortgage Acceptance Corp., Series 1998-C1,                 4,686      4,611     .07
 Class A-1, 6.23% 2007
CS First Boston Mortgage Securities Corp., Series 1998-C1,            3,262      3,216     .05
 Class A-1A, 6.26% 2040
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,            9,318      9,091     .14
 Class A-1,  6.22% 2031
DLJ Mortgage Acceptance Corp., Series 1997-CF1,                       2,615      2,634
 Class A1A, 7.40% 2006 (1)
DLJ Mortgage Acceptance Corp., Series 1996-CF2,                       6,000      6,120     .23
 Class A1B, 7.29% 2021 (1)
DLJ Mortgage Acceptance Corp., Series 1995-CF2,                       6,000      6,038
 Class A1B, 6.85% 2027 (1)
First Consumer Master Trust, Series 1999-A,                           5,000      4,750     .07
 Class A, 5.80% 2005 (1)
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                      12,500     12,466     .20
 Class A-6, 6.95% 2015
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1,            3,405      3,440
 Class A1, 6.83% 2003
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1,            5,000      4,892     .13
 Class A3, 6.869% 2007
Green Tree Financial Corp., pass-through certificates,               10,000     10,013     .16
 Series 1995-9, Class A-5, 6.80% 2027
Grupo Financiero Banamex Accival, SA de CV 0% 2002 (1)                3,114      2,770     .04
GS Mortgage Securities Corp. II, mortgage pass-through               10,000      9,130     .14
 certificates, Series 1998-C1, Class D, 7.45% 2030 (3)
H.S. Receivables Corp., Series 1999-1, Class A,                       7,500      7,575     .12
  8.13% 2004 (1)
J.P. Morgan Commercial Mortgage Finance Corp.,                        3,638      3,652     .06
 Series 1996-C3, Class A-1, 7.33% 2028
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)           6,500      6,062     .10
MBNA Master Credit Card Trust, Series 1998-E, Class C,                2,500      2,373     .04
 6.60% 2010 (1)
Merrill Lynch Mortgage Investors, Inc., Seller Manufactured           2,307      2,309
 Housing Contracts, Series 1995-C2, Class A-1,
 7.1752% 2021 (3)
Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,               7,000      7,050     .15
 Class A-3, 7.0593% 2025 (3)
Morgan Stanley Capital I, Inc., Series 1998-WF1,                     18,855     18,509     .29
 Class A-1, 6.25% 2030 (3)
Nomura Asset Securities Corp., Series 1998-D6,                       13,679     13,530     .21
 Class A-A1, 6.28% 2030 (3)
Norwest Asset Securities Corp., Series 1998-31,                      13,339     13,106     .21
 Class A-1, 6.25% 2014
PNC Mortgage Securities Corp., Series 1998-10,                        5,956      5,443     .09
 Class 1-B1, 6.50% 2028 (1)
Puerto Rico Public Financing Corp., Series 1999-1,                    9,663      9,450     .15
 Class A, 6.15% 2008
Sears Credit Account Master Trust II, Series 1998-2,                  5,000      4,775     .07
 Class A, 5.25% 2008
Structured Asset Securities Corp., Series 1998-RF2,                  10,738     11,128     .17
 Class A, 8.5669% 2027 (1,3)
                                                                           ---------------------
                                                                               199,086    3.12
                                                                           ---------------------

Governments (excluding U.S. Government) and Governmental
 Authorities  -  0.09%
Canadian Government 4.4990% 2026 (5)                         C$        7,50      5,568     .09
                                                                           ---------------------

Federal Agency Obligations - Mortgage Pass-Throughs(2)
  -  5.48%
Fannie Mae 6.00%-12.00% 2008-2028                                   121,272    119,888    1.88
Freddie Mac 5.125%-10.00% 2008-2024                                  64,552     60,325     .95
Government National Mortgage Assn. 6.00%-10.50% 2009-2029           169,133    168,688    2.65
                                                                           ---------------------
                                                                               348,901    5.48
                                                                           ---------------------

Federal Agency Obligations - Other  -  0.08%
Fannie Mae, Series 1997-28, Class C, 7.00% 2027                       5,000      4,880     .08
                                                                           ---------------------

U.S. Treasury Obligations  -  13.15%
5.50% February 2000                                                  50,000     50,117     .79
7.125% February 2000                                                 20,000     20,253     .32
8.75% August 2000                                                     7,500      7,771     .12
6.125% December 2001                                                 50,000     50,602     .79
14.25% February 2002                                                  2,000      2,414     .04
6.50% May 2002                                                       70,000     71,586    1.12
3.6818% July 2002 (3,5)                                             120,000    123,216    1.93
10.75% February 2003                                                  7,300      8,471     .13
10.75% May 2003                                                       5,000      5,852     .09
11.125% August 2003                                                   1,000      1,193     .02
11.875% November 2003                                                15,000     18,436     .29
7.25% May 2004                                                       53,050     56,332     .88
7.25% August 2004                                                    25,000     26,594     .42
6.50% May 2005                                                       60,000     61,837     .97
7.00% July 2006                                                      50,000     52,961     .83
3.465% January 2007 (3,5)                                             5,000      5,029     .08
6.625% May 2007                                                      20,000     20,828     .33
3.6498% January 2008 (3,5)                                           50,000     49,979     .78
10.375% November 2009                                                15,000     17,916     .28
10.00% May 2010                                                       2,000      2,382     .04
10.375% November 2012                                                42,000     53,517     .84
7.25% May 2016                                                       60,000     65,990    1.04
7.50% November 2016                                                   5,000      5,635     .09
8.875% August 2017                                                   38,425     49,088     .77
7.625% November 2022                                                  8,500      9,909     .16
                                                                           ---------------------
                                                                               837,908   13.15
                                                                           ---------------------


Total Bonds and Notes (cost: $1,996,997,000)                                 1,956,067   30.70
                                                                           ---------------------


                                                                               Market Percent
                                                            Principal Amoun     Value  Of Net
SHORT TERM SECURITIES                                                (000)       (000) Assets
--------------------------------------------                ------------------------------------
Corporate Short-Term Notes  -  7.56%
American Home Products Corp. 4.82%-4.94% due                         43,750     43,617     .68
 7/6-8/3/1999 (1)
Associates First Capital Corp. 4.87%-5.60%                           43,710     43,516     .68
 due 7/1-8/16/1999
BellSouth Capital Funding Corp. 4.92% due 8/2/1999 (1)               36,500     36,337     .57
Chevron Transport Corp. 4.85% due 07/12/1999 (1)                     21,000     20,966     .33
Ciesco L.P. 4.87%-4.94% due 7/8-8/2/1999                             60,220     60,031     .95
Coca-Cola Co. 4.81%-5.06% due 7/27-9/20/1999                         43,200     42,841     .67
Eastman Kodak Co. 4.91% due 8/25/1999                                10,000      9,920     .16
Electronic Data Systems Corp. 4.81%-4.94%                            25,500     25,441     .40
 due 7/14-7/19/1999 (1)
Ford Motor Credit Co. 4.83%-4.86 due 7/8-7/9/1999                    50,000     49,942     .78
H.J. Heinz Co. 4.86%-4.91% due 7/22-8/3/1999                         50,000     49,806     .78
Monsanto Co. 4.92%-4.94% due 7/27-8/6/1999 (1)                       20,800     20,716     .33
National Rural Utilities Cooperative Finance Corp.                   54,500     53,936     .85
 4.84%-5.09% due 7/13-9/16/1999
PACCAR Financial Corp. 4.84%-5.04% due 7/7-7/20/1999                 25,000     24,941     .38
                                                                           ---------------------
                                                                               482,010    7.56
                                                                           ---------------------

Federal Agency Short-Term Obligations  -  3.36%
Fannie Mae 4.86%-5.06% due 8/5-9/10/1999                             46,830     46,450     .73
Freddie Mac 4.87%-5.13% due 7/8-10/7/1999                           168,700    167,324    2.63
                                                                           ---------------------
                                                                               213,774    3.36
                                                                           ---------------------

Total Short-Term Securities (cost: $695,872,000)                               695,784   10.92
                                                                           ---------------------
Total Investment Securities (cost:  $5,682,691,000)                          6,432,128  100.94
Excess of payables over cash and receivables                                     60,24   0.94
                                                                           ---------------------

NET ASSETS                                                                   6,371,880   100.00


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(3) Coupon rate may change periodically.
(4) Step bond; coupon rate will increase at a later date.
(5) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts
See Notes to Financial Statements


American Balanced Fund
Financial Statements                                        (unaudited)
---------------------------------------------------------  ------------
Statement of Assets and Liabilities                         (dollars in
at June 30, 1999                                             thousands)
---------------------------------------------------------  ------------
Assets:
Investment securities at market
 (cost: $5,682,691)                                          $6,432,128
Cash                                                              1,202
Receivables for -
 Sales of investments                            $    187
 Sales of fund's shares                            18,470
 Dividends and accrued interest                    32,138        50,795
                                         ----------------  ------------
                                                              6,484,125
Liabilities:
Payables for -
 Purchases of investments                          48,757
 Repurchases of fund's shares                      60,461
 Management services                                1,511
 Accrued expenses                                   1,516       112,245
                                         ----------------  ------------
Net Assets at June 30, 1999 -
 Equivalent to $16.66 per share on
 382,424,337 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--500,000,000 shares)                          $6,371,880
                                                           ============

Statement of Operations
for the period ended June 30, 1999                          (dollars in
                                                             thousands)
---------------------------------------------------------  ------------
Investment Income:
Income:
 Dividends                                       $ 42,692
 Interest                                          81,744      $124,436
                                         ----------------
Expenses:
 Management services fee                            8,727
 Distribution expenses                              7,563
 Transfer agent fee                                 2,095
 Reports to shareholders                              125
 Registration statement and prospectus                335
 Postage, stationery and supplies                     358
 Directors' fees                                       61
 Auditing and legal fees                               50
 Custodian fee                                         72
 Taxes other than federal income tax                    2
 Other expenses                                       101        19,489
                                         ----------------  ------------
 Net investment income                                          104,947
                                                           ------------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                               391,886
Increase in unrealized appreciation on
 investments:
 Beginning of period                              720,225
 End of period                                    749,430        29,205
                                         ----------------  ------------
 Net realized gain and increase in unrealized
  appreciation on investments                                   421,091
                                                           ------------
Net Increase in Net Assets Resulting
 from Operations                                               $526,038
                                                           ============
See Notes to Financial Statements


---------------------------------------------------------  ------------
Statement of Changes in Net Assets

                                              (dollars in    thousands)
                                              Six months     Year ended
                                         ended 6/30/1999*     12/31/1998
--------------------------------------------------------- ----------------
Operations:
Net investment income                         $   104,947   $   196,891
Net realized gain on investments                  391,886       455,951
Net change in unrealized appreciation
 on investments                                    29,205       (74,388)
                                         ---------------- ----------------
 Net increase in net assets
  resulting from operations                       526,038       578,454
                                         ---------------- ----------------

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income             (105,950)     (191,659)
Distributions from net realized gain on
 investments                                      (71,433)     (366,100)
                                         ---------------- ----------------
 Total dividends and distributions               (177,383)     (557,759)
                                         ---------------- ----------------

Capital Share Transactions:
Proceeds from shares sold: 47,402,156
 and 87,886,110 shares, respectively              759,753     1,414,201
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments: 10,785,358 and 34,076,376 shares,
 respectively                                     168,673       531,997
Cost of shares repurchased: 49,010,182
 and 69,903,643 shares, respectively             (786,598)   (1,121,345)
                                         ---------------- ----------------

 Net increase in net assets resulting from
  capital share transactions                      141,828       824,853
                                         ---------------- ----------------

Total Increase in Net Assets                      490,483       845,548

Net Assets:
Beginning of period                             5,881,397     5,035,849
                                         ---------------- ----------------
End of period (including undistributed net
 investment income: $29,437 and $30,440,       $6,371,880    $5,881,397
 respectively)                           ================ ================


*Unaudited
See Notes to Financial Statements


                   Notes to Financial Statements
                     AMERICAN BALANCED FUND

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - American Balanced Fund, Inc.(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income, and long-term growth of both capital and income by investing in stocks and fixed-income securities.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.   FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of June 30, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $749,437,000, of which $867,458,000 related to appreciated securities and $118,021,000 related to depreciated securities. During the six months ended June 30, 1999, the fund realized, on a tax basis, a net capital gain of $391,927,000 on securities transactions. Net losses related to non-U.S. currency transactions of $41,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $5,682,691,000 at June 30, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $8,727,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.42% of the first $500 million of average net assets; 0.324% of such assets in excess of $500 million but not exceeding $1 billion; 0.30% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.282% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.27% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.262% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.255% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; and 0.25% of such assets in excess of $10.5 billion.

     DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution, the fund may
expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended June 30, 1999, distribution expenses under the Plan were limited to $7,563,000. Had no limitation been in effect, the fund would have paid $9,307,000 in distribution expenses under the Plan. As of June 30, 1999, accrued and unpaid distribution expenses were $1,083,000.

     American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,880,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $2,095,000.

     DEFERRED DIRECTORS' FEES -   Directors who are unaffiliated with CRMC may
elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of June 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $409,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, excluding short-term securities, of $1,598,476,000 and $1,554,531,000, respectively, during the six months ended June 30, 1999.

     As of June 30, 1999, accumulated undistributed net realized gain on investments was $399,053,000 and additional paid-in capital was $4,811,577,000.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $72,000 includes $37,000 that was paid by these credits rather than in cash.


Per-Share Data and Ratios                Six Months
                                        ended June 30,        Year EndeDecember 31
                                           1999 (1)       1998     1997     1996    1995    1994

Net Asset Value, Beginning of Period         $15.76    $15.68   $14.55   $14.15  $12.00  $12.57
                                        ---------------------------------------------------------
 Income From Investment Operations:
  Net investment income                         .28       .56      .58      .57     .57     .57
  Net gains or losses on securities (both
   realized and unrealized)                    1.09      1.13     2.41     1.24    2.61    (.53)
                                        ---------------------------------------------------------
   Total from investment operations            1.37      1.69     2.99     1.81    3.18     .04
                                        ----------- ---------------------------------------------
 Less Distributions:
  Dividends (from net investment income)       (.28)     (.56)    (.56)    (.56)   (.56)   (.56)
  Distributions (from capital gains)           (.19)    (1.05)   (1.30)    (.85)   (.47)   (.05)
                                        ----------- ---------------------------------------------
   Total distributions                         (.47)    (1.61)   (1.86)   (1.41)  (1.03)   (.61)
                                        ----------- ---------------------------------------------
Net Asset Value, End of Period               $16.66    $15.76   $15.68   $14.55  $14.15  $12.00
                                         ========== ================== ======== ======= =======

Total Return (2)                           8.91%(3)     11.13%   21.04%   13.17%  27.13%   0.34%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)     $6,372    $5,881   $5,036   $3,941  $3,048  $2,082
 Ratio of expenses to average net assets   0.32%(3)       .63%     .65%     .67%    .67%    .68%
 Ratio of net income to average net asse   1.73%(3)      3.57%    3.74%    4.01%   4.38%   4.76%
 Portfolio turnover rate                  29.44%(3)     54.05%   44.01%   43.85%  39.03%  32.05%



(1)  Unaudited.
(2)  Excludes maximum sales charge of 5.75%.
(3) Based on operations for the period shown and, accordingly, not representative of a full year.


AMERICAN FUNDS
SHAREHOLDER SERVICES

AMERICAN FUNDSLINE(R)
[graphic:  telephone]
Use our 24-hour automated phone service for fund information and transactions.

FUNDSLINE ONLINE(R) INTERNET ACCESS
[graphic:  personal computer]
Visit our Web site when you want to obtain information about your account or the funds, sell shares, exchange shares or download a prospectus.

AMERICAN FUNDSLINK(SM) FOR SPEEDY TRANSACTIONS
[graphic:  financial institution]
For direct transfers between bank and fund accounts and to purchase shares using American FundsLine or FundsLine OnLine.

RETIREMENT PLANS
[graphic:  cross path road sign]
A wide range of fund choices for individual and company-sponsored retirement plans.

REDUCED SALES CHARGE ON LARGER PURCHASES
[graphic:  coin currency]
To reach a sales charge breakpoint on your next purchase, combine all your household accounts and include purchases you intend to make over the next 13 months.

AUTOMATIC TRANSACTIONS PER YOUR INSTRUCTIONS
[graphic:  calendar page]
Use this service for regularly scheduled purchases, sales and exchanges.

FLEXIBLE DIVIDEND OPTIONS ACCOMMODATE YOUR CHANGING NEEDS
[graphic:  person selecting among choices]
*  Reinvest dividends
*  Diversify by investing dividends into another fund
*  Take dividends in cash
*  Have dividends paid directly to someone else

WOULD YOU LIKE MORE INFORMATION?

Your financial adviser will be happy to explain these services in greater detail, or you may contact American Funds Service Company.

TO CONTACT AMERICAN FUNDS SERVICE COMPANY:

Shareholder Services Representative - 8 a.m. to 8 p.m. Eastern time -
800/421-0180

American FundsLine - 24-hour automated telephone service - 800/325-3590 FundsLine OnLine - Web site - www.americanfunds.com
By mail - Write to the service center nearest you.

(If you live outside the United States, please write to the western service center.)

[graphic:  United States map broken into four service center regions]
WESTERN
AMERICAN FUNDS
SERVICE COMPANY
P.O. Box 2205
Brea, CA
92822-2205

WEST CENTRAL
AMERICAN FUNDS
SERVICE COMPANY
P.O. Box 659522
San Antonio, TX 78265-9522

EAST CENTRAL
AMERICAN FUNDS
SERVICE COMPANY
P.O. Box 6007
Indianapolis, IN 46206-6007

EASTERN
AMERICAN FUNDS
Service Company
P.O. Box 2280
Norfolk, VA
23501-2280

Please obtain the applicable prospectuses from your financial adviser or our Web site and read them carefully before investing or sending money. American Funds reserves the right to terminate or modify these services.

[The American Funds Group(r)]

AMERICAN BALANCED FUND

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, California 94120-7650

INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

PREPARING FOR THE YEAR 2000

The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

Printed on recycled paper
Litho in USA WG/CG/4235
Lit. No. AMBAL-013-0899